LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 1,196,668,009		¥ 849,542,147
Less: accumulated amortization	(106,611,329)		(88,580,563)
Land use rights, net	1,090,056,680		760,961,584		$ 171,053,680
Amortization of land use rights	18,030,766	$ 2,829,421	12,379,121	¥ 11,974,071
Estimated future amortization expense	22,938,030
Land use rights pledged	¥ 109,503,702		65,882,634
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	50 years	50 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of land use rights	70 years	70 years
Bank Acceptance Notes [Member ]
Finite-Lived Intangible Assets [Line Items]
Land use rights pledged	¥ 15,467,161		¥ 99,457,421